SCHEDULE OF DEFERRED SHARE UNIT PLAN HAVE BEEN GRANTED (Details)	3 Months Ended
Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Ending balance, shares	135,730,527
Deferred share unit plan [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	200,000
Number of DSUs granted during the period	254,439
Ending balance, shares	454,439